Private Placement (Details) - Brilliant Acquisition Corp [Member] - Private Placement [Member] - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021
Private Placement (Details) [Line Items]
Aggregate purchase	21,000
Aggregate price	$ 10
Aggregate shares	$ 210,000
Sponsor [Member]
Private Placement (Details) [Line Items]
Aggregate purchase		240,000
Aggregate price		$ 10
Aggregate shares		$ 2,400,000